Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Net

Note 5 – Property, Plant and Equipment, Net

A.	Consist of:

	December 31,
	2021	2020
Cost
Computers, software and manufacturing equipment	$14,916	$21,086
Office furniture and equipment	17,684	15,679

Total cost	32,600	36,765

Total accumulated depreciation	16,089	23,165

Property, Plant and Equipment, Net	$16,511	$13,600

B.	Depreciation expenses amounted to $5,056, $3,525 and $3,730 for the years ended December 31, 2021, 2020 and 2019, respectively.